Future Minimum Rents (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Rents
Future minimum lease payments to be received, excluding operating expense reimbursements, from tenants under non-cancelable operating leases

Year	Amount
2012	$931,190
2013	904,052
2014	851,711
2015	802,147
2016	751,847
Thereafter	3,240,862

$7,481,809